Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2018
Cash and cash equivalents [abstract]
Cash and cash equivalents [text block]
	At 31 December
(in USD million)	2018	2017

Cash at bank available	1,140	591
Time deposits	2,068	1,889
Money market funds	2,255	381
Interest bearing securities	1,590	1,092
Restricted cash, including margin deposits	501	437

Cash and cash equivalents	7,556	4,390